EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data that mirrors the information in a supplement filed with the Securities and Exchange Commission on December 20, 2019 (Accession No. 0001193125-19-320017), to the Prospectus dated May 1, 2019, as supplemented, for the Class IB and K shares of EQ/MFS Mid Cap Focused Growth Portfolio.